Loss before income tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 2,195,000	$ 1,757,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	2,195,436	1,756,898
Income Statement Functional Expense Categories | Research and development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,104,007	797,058
Income Statement Functional Expense Categories | Manufacturing and commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	48,064	(183,720)
Income Statement Functional Expense Categories | Management and administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,043,365	$ 1,143,560